Other income (Tables)	12 Months Ended
Dec. 31, 2022
Other income
Schedule of other income

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Government grants	6,518	16,947	11,534
Others	1,577	3,429	5,971

Total	8,095	20,376	17,505